Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (564)	£ (420)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(181)	(57)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(378)	(135)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 148	£ 155